Atlas A&D Opportunity Fund III LP ABS-15G

Exhibit 99.10

Data Compare Summary

2026_ADMT-NQM3_Final

Run Date - 3/25/2026 9:30:00 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	11	779	1.41%	All Income was verified for each borrower
ApplicationDate	67	779	8.60%	All variances were verified by Mission using either the 1003 date or the credit report date
B1Citizen	1	779	0.13%	All variances were verified by Citizenship documents
B1FirstName	18	779	2.31%
B1LastName	26	779	3.34%	All variances were spelling differences in the tape vs on the note.
B2FirstName	4	146	2.74%	All variances were spelling differences in the tape vs on the note.
B2LastName	3	146	2.05%	All variances were spelling differences in the tape vs on the note.
ClosingSettlementDate	403	779	51.73%	In all cases Mission verified closing dates from the relevant closing documents.
DSCR	29	779	3.72%	In all cases Mission recalculated DSCR from relevant income and credit documents.
FirstPaymentDate	25	779	3.21%	In all cases Mission verified first payment date from the promissory note.
InitialMonthlyPIOrIOPayment	39	779	5.01%	In all cases Mission verified the monthly PI Payment from the promissory note.
InterestRate	0	779	0.00%
LoanAmount	1	779	0.13%
LoanProgram	14	779	1.80%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
LoanPurpose	0	779	0.00%
MINNo	9	748	1.20%	In all cases Mission verified the MIN number present on the Deed of Trust.
MortgageOriginationChannel	0	779	0.00%	In all cases Mission verified the Channel from the Lona approval in the loan file.
NoteDate	2	742	0.27%	All date variances were verified from the Promissory Note.
NumberofUnits	3	779	0.39%	In all cases Mission verified property units from the appraisal and other property related documents.
Occupancy	0	779	0.00%
PrimaryAppraisedPropertyValue	3	779	0.39%	Mission verified values used from the appraisal.
PropertyAddress	104	779	13.35%
PropertyCity	5	779	0.64%
PropertyCounty	61	779	7.83%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyState	0	779	0.00%
PropertyType	64	779	8.22%	All differences are enumerations are related to ASF enumerations. In each case mission verified the Property type from the appraisal.
PropertyZipCode	0	779	0.00%	All variances were various slight spelling differences in the tape vs on the deed of trust.
QualifyingCLTV	51	779	6.55%	In all cases Mission verified values from appraisal documents and 2nd lien values from 2nd lien documents or credit reports.
RefinanceType	34	363	9.37%	All variations were verified from the 1003 documentation.
SalesPrice	1	418	0.24%	Mission verified sales price from sales contracts and closing documents.
TotalDebtIncomeRatio	1	779	0.13%	In all cases Mission verified borrower income and all debts from the credit reports and recalculated DTI.
UnderwritingGuidelineLenderName	0	779	0.00%
UnderwritingGuidelineName	0	779	0.00%
UnderwritingGuidelineVersionDate	0	779	0.00%
VerifiedDocType	212	779	27.21%	Mission uses ASF defined doc types used for income qualification and the lender tape differs from these enumerations.
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